December 20, 2019

VIA EDGAR

Ms. Alison White

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re: Six Circles Trust (the “Trust”)

Dear Ms. White:

Transmitted herewith for filing by means of electronic submission via EDGAR on behalf of the Trust, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 14 to the Trust’s registration statement under the 1933 Act and Amendment No. 15 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the registration of two new series of the Trust: Six Circles Global Bond Fund and Six Circles Tax Aware Bond Fund. Pursuant to the provisions of Rule 485(a)(2) under the 1933 Act, it is intended that this Amendment become effective seventy-five days after filing.

Sincerely,

/s/ Gregory S. Rowland

Gregory S. Rowland, Esq.

Davis Polk & Wardwell LLP